Segment Reporting - Schedule of Net Sales by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Sales by Geographic Area [Line Items]
Revenue	$ 6,136	$ 7,053
U.S. [Member]
Schedule of Net Sales by Geographic Area [Line Items]
Revenue	6,058	6,555
EMEA [Member]
Schedule of Net Sales by Geographic Area [Line Items]
Revenue	$ 78	$ 498